Allowance for Doubtful Accounts - Additional Information (Detail) - USD ($) $ in Millions	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Receivables [Abstract]
Vendor receivable, allowance for doubtful accounts	$ 2	$ 3	$ 3